SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
Warrant activity
	Number	Weighted average exercise price
Balance as at December 31, 2019	15,872,998	$0.41
Warrants issued	77,460,159	0.49
Warrants exercised	(247,500)	0.34
Balance as at December 31, 2020	93,085,657	$0.48
Warrants issued	2,100,228	0.38
Warrants exercised	(265,650)	0.33
Warrants expired	(3,027,615)	0.44
Balance as at December 31, 2021	91,892,620	$0.48

Warrants outstanding
Exercise price	Number of warrants outstanding	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$0.31	18,247,009	$0.31	1.15
$0.37	44,845,611	0.37	2.61
$0.42	50,000	0.42	1.58
$0.65	28,750,000	0.65	0.65
	91,892,620	$0.45	1.71

Warrant assumptions
	Year ended	Year ended
	December 31, 2021	December 31, 2020
Risk-free interest rate	0.50%	0.85%
Expected life (years)	2 years	2.39 years
Expected volatility	63.09%	68.36%
Expected dividend yield	Nil	Nil

Stock option activity
	Number	Weighted average exercise price
Balance as at December 31, 2019	46,927,500	$0.57
Options granted	11,350,000	0.25
Options exercised	(3,717,500)	0.33
Options expired	(2,790,000)	0.40
Options forfeited	(5,950,000)	0.52
Balance as at December 31, 2020	45,820,000	$0.53
Options granted	12,190,000	0.23
Options exercised	(2,287,500)	0.25
Options expired	(7,820,000)	0.73
Options forfeited	(2,762,500)	0.39
Balance as at December 31, 2021	45,140,000	$0.44

Stock options outstanding
	Options Outstanding			Options Exercisable
Exercise price	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$0.25 – 0.50	33,125,000	$0.38	2.98	26,661,250	$0.38	2.67
$0.51 – 1.00	12,015,000	0.75	0.50	12,015,000	0.75	0.50
	45,140,000	$0.48	2.32	38,676,250	$0.49	2.00

Share-based payments expenses
	For the year ended December 31,
Statements of Net Loss:	2021	2020
General and administration	$1,235	$500
Exploration and evaluation	312	148
Investor relations and marketing communications	265	144
Corporate development and due diligence	186	166
Subtotal	$1,998	$958

Statements of Financial Position:
Mineral Properties	$894	$442
Total	$2,892	$1,400

Stock option weighted average assumptions
	Year ended	Year ended
	December 31, 2021	December 31, 2020
Risk-free interest rate	0.86%	1.72%
Share price at grant date (in dollars)	$0.44	$0.25
Exercise price (in dollars)	$0.41	$0.27
Expected life (years)	5.00 years	4.96 years
Expected volatility(1)	67.89%	69.10%
Forfeiture rate	7.50%	5.26%
Expected dividend yield	Nil	Nil

Summarizes of changes in RSU's
	Number	Weighted average fair value
Balance as at December 31, 2020	-	$-
Granted – February 2, 2021	1,550,000	0.40
Balance as at December 31, 2021	1,550,000	$0.40

Summarizes of weighted average grant date fair value of the DSUs recognized
	Number	Weighted average fair value
Balance as at December 31, 2020	-	$-
Granted – February 2, 2021	40,000	0.40
Granted – June 17, 2021	263,000	0.35
Balance as at December 31, 2021	303,000	$0.36